Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 67,678	$ 60,740	$ 41,953
Other income	10,403	7,592	15,898
Total revenues	78,081	68,332	57,851
Cost of revenues	78,622	69,051	79,215
Gross loss	541	719	21,364
Operating expenses:
Research and development	976,882	901,030	1,088,966
Less - research and development grants	(344,056)	(180,033)	(129,220)
Research and development, net	632,826	720,997	959,746
Sales and marketing	336,287	245,756	136,770
General and administrative	571,110	807,277	809,927
Total operating expenses	1,540,223	1,774,030	1,906,443
Operating loss	1,540,764	1,774,749	1,927,807
Financial expenses (income), net	80,636	(1,094)	236,561
Net loss	1,621,400	1,773,655	2,164,368
Deemed dividend			1,842,061
Net loss attributable to holders of ordinary shares	$ 1,621,400	$ 1,773,655	$ 4,006,429
Net loss attributable to holders of ordinary shares per share:
Basic and diluted net loss attributable to holders of ordinary shares per share	$ 0.12	$ 0.14	$ 1.24
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	13,704,673	12,745,710	3,222,644